Note 15 - Retirement and Pension Plans (Details) - The Actuarial Assumptions to Determine the Net Periodic Benefit Cost	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
The Actuarial Assumptions to Determine the Net Periodic Benefit Cost [Abstract]
Discount rate	2.00%	1.50%
Rate of compensation increases	2.00%	2.00%
Expected long-term rate of return on plan assets	1.80%	1.80%